UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

405 Lexington Avenue

New York, New York 10174

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (646) 846-3130

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ETFS Trust

Semiannual Report

June 30, 2017

ETFS Bloomberg All Commodity Strategy K-1 Free ETF

ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF

ETFS Trust
Table of Contents

Consolidated Schedule of Portfolio Investments
ETFS Bloomberg All Commodity Strategy K-1 Free ETF
June 30, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 82.6%

U.S. TREASURY OBLIGATIONS - 82.6%
U.S. Treasury Bills
Zero Coupon, 7/6/2017	3,000,000	2,999,811
Zero Coupon, 7/13/2017	3,000,000	2,999,358
Zero Coupon, 7/20/2017	3,000,000	2,998,902
Zero Coupon, 7/27/2017 (a)	3,000,000	2,998,371
Zero Coupon, 9/28/2017	7,300,000	7,282,269
Zero Coupon, 10/5/2017	4,400,000	4,388,397
Zero Coupon, 10/12/2017	4,400,000	4,387,319
Zero Coupon, 10/19/2017	4,400,000	4,386,483
Zero Coupon, 10/26/2017	4,400,000	4,385,449
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,812,166)		36,826,359

Total Investments - 82.6%
(Cost $36,812,166)		36,826,359
Other Assets Less Liabilities - 17.4%		7,766,598
Net Assets - 100.0%		44,592,957

(a) All or a portion of the security pledged as collateral for Futures Contracts.

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,193
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$14,193
Federal income tax cost of investments	$36,812,166

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
ETFS Bloomberg All Commodity Strategy K-1 Free ETF (concluded)
June 30, 2017 (Unaudited)

ETFS Bloomberg All Commodity Strategy K-1 Free ETF held the following open futures contracts as of June 30, 2017:

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Contracts
Brent Crude Futures Contracts	63	7/31/2017	2,970,121	3,072,510	102,389
Coffee ‘C’ Futures Contracts	20	9/19/2017	943,458	942,750	(708)
Copper Futures Contracts	54	9/27/2017	3,501,131	3,659,850	158,719
Corn Futures Contracts	189	9/14/2017	3,614,487	3,600,450	(14,037)
Cotton No. 2 Futures Contracts	18	12/6/2017	631,435	617,310	(14,125)
Gasoline RBOB Futures Contracts	25	8/31/2017	1,510,689	1,577,520	66,831
Gold 100 OZ Futures Contracts	43	8/29/2017	5,372,644	5,341,890	(30,754)
KC Hard Red Winter Wheat Futures Contracts	25	9/14/2017	604,674	661,875	57,201
Lean Hogs Futures Contracts	37	8/14/2017	1,209,256	1,239,500	30,244
Live Cattle Futures Contracts	40	8/31/2017	1,892,422	1,860,800	(31,622)
LME Nickel Futures Contract	1	7/17/2017	59,078	56,130	(2,948)
LME Nickel Futures Contracts	18	9/18/2017	958,267	1,013,850	55,583
LME Primary Aluminum Futures Contracts	4	7/17/2017	191,882	191,050	(832)
LME Primary Aluminum Futures Contracts	48	9/18/2017	2,273,980	2,303,400	29,420
LME Zinc Futures Contracts	2	7/17/2017	129,861	137,837	7,976
LME Zinc Futures Contracts	19	9/18/2017	1,208,615	1,311,001	102,386
Natural Gas Futures Contracts	109	8/29/2017	3,236,572	3,303,790	67,218
NY Harbor ULSD Futures Contracts	24	8/31/2017	1,439,705	1,502,626	62,921
Silver Futures Contracts	22	9/27/2017	1,849,514	1,828,970	(20,544)
Soybean Futures Contracts	53	11/14/2017	2,490,875	2,530,087	39,212
Soybean Meal Futures Contracts	42	12/14/2017	1,289,848	1,307,040	17,192
Soybean Oil Futures Contracts	61	12/14/2017	1,193,445	1,220,244	26,799
Sugar #11 (World Markets) Futures Contracts	65	9/29/2017	1,020,621	1,005,368	(15,253)
Wheat Futures Contracts	70	9/14/2017	1,674,022	1,841,000	166,978
WTI Crude Oil Futures Contracts	60	8/22/2017	2,685,071	2,777,400	92,329
					952,575

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Short Contracts
LME Nickel Futures Contract	1	7/17/2017	(53,304)	(56,130)	(2,826)
LME Primary Aluminum Futures Contracts	4	7/17/2017	(191,102)	(191,050)	52
LME Zinc Futures Contracts	2	7/17/2017	(124,332)	(137,837)	(13,505)
					(16,279)
					936,296

Cash collateral in the amount of $4,690,339 was pledged to cover margin requirements for open futures contracts as of June 30, 2017.

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
June 30, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 80.0%

U.S. TREASURY OBLIGATIONS - 80.0%
U.S. Treasury Bills
Zero Coupon, 7/6/2017	650,000	649,959
Zero Coupon, 7/13/2017	650,000	649,861
Zero Coupon, 7/20/2017	650,000	649,762
Zero Coupon, 7/27/2017	650,000	649,647
Zero Coupon, 9/28/2017	300,000	299,271
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,894,030)		2,898,500

Total Investments - 80.0%
(Cost $2,894,030)		2,898,500
Other Assets Less Liabilities - 20.0%		724,780
Net Assets - 100.0%		3,623,280

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,492
Aggregate gross unrealized depreciation	(22)
Net unrealized appreciation	$4,470
Federal income tax cost of investments	$2,894,030

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (concluded)

June 30, 2017 (Unaudited)

ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF held the following open futures contracts as of June 30, 2017:

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Contracts
Brent Crude Futures Contracts	5	11/30/2017	254,149	249,250	(4,899)
Coffee ‘C’ Futures Contracts	2	12/18/2017	106,865	96,900	(9,965)
Copper Futures Contracts	4	12/27/2017	252,418	272,700	20,282
Corn Futures Contracts	15	12/14/2017	290,337	294,000	3,663
Cotton No. 2 Futures Contracts	2	12/6/2017	74,319	68,590	(5,729)
Gasoline RBOB Futures Contracts	2	10/31/2017	113,900	116,583	2,683
Gold 100 OZ Futures Contracts	3	12/27/2017	381,893	374,880	(7,013)
KC Hard Red Winter Wheat Futures Contracts	2	12/14/2017	48,547	55,425	6,878
Lean Hogs Futures Contracts	3	12/14/2017	74,645	76,170	1,525
Live Cattle Futures Contracts	3	12/29/2017	145,635	138,960	(6,675)
LME Nickel Futures Contracts	2	9/18/2017	118,424	112,650	(5,774)
LME Nickel Futures Contracts	2	11/13/2017	110,351	113,040	2,689
LME Primary Aluminum Futures Contracts	5	9/18/2017	244,260	239,938	(4,322)
LME Primary Aluminum Futures Contracts	4	11/13/2017	189,135	192,525	3,390
LME Zinc Futures Contracts	2	9/18/2017	138,443	138,000	(443)
LME Zinc Futures Contracts	2	11/13/2017	130,043	137,988	7,945
Natural Gas Futures Contracts	9	10/27/2017	306,251	280,620	(25,631)
NY Harbor ULSD Futures Contracts	2	10/31/2017	126,866	126,655	(211)
Silver Futures Contracts	3	12/27/2017	246,179	250,980	4,801
Soybean Futures Contracts	4	11/14/2017	192,028	190,950	(1,078)
Soybean Meal Futures Contracts	4	12/14/2017	126,690	124,480	(2,210)
Soybean Oil Futures Contracts	5	12/14/2017	97,705	100,020	2,315
Sugar #11 (World Markets) Futures Contracts	4	2/28/2018	66,927	64,826	(2,101)
Wheat Futures Contracts	6	12/14/2017	140,155	163,500	23,345
WTI Crude Oil Futures Contracts	5	10/20/2017	238,553	233,850	(4,703)
					(1,238)

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Depreciation ($)
Short Contracts
LME Nickel Futures Contracts	2	9/18/2017	(109,891)	(112,650)	(2,759)
LME Primary Aluminum Futures Contracts	5	9/18/2017	(235,453)	(239,938)	(4,485)
LME Zinc Futures Contract	1	11/13/2017	(64,919)	(68,994)	(4,075)
LME Zinc Futures Contracts	2	9/18/2017	(129,845)	(138,000)	(8,155)
					(19,474)
					(20,712)

Cash collateral in the amount of $450,550 was pledged to cover margin requirements for open futures contracts as of June 30, 2017.

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF

June 30, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.7%

U.S. TREASURY OBLIGATIONS - 89.7%

U.S. Treasury Bills
Zero Coupon, 7/6/2017	620,000	619,961
Zero Coupon, 7/13/2017	620,000	619,867
Zero Coupon, 7/20/2017	620,000	619,773
Zero Coupon, 7/27/2017 (a)	620,000	619,663
Zero Coupon, 9/28/2017	600,000	598,543
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,073,866)		3,077,807

Total Investments - 89.7%
(Cost $3,073,866)		3,077,807
Other Assets Less Liabilities - 10.3%		354,753
Net Assets - 100.0%		3,432,560

(a)	All or a portion of the security pledged as collateral for Futures Contracts.

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,983
Aggregate gross unrealized depreciation	(42)
Net unrealized appreciation	$3,941
Federal income tax cost of investments	$3,073,866

ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF held the following open futures contracts as of June 30, 2017:

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Contracts
Brent Crude Futures Contracts	18	11/30/2017	916,029	897,300	(18,729)
Gasoline RBOB Futures Contracts	7	10/31/2017	403,252	408,042	4,790
Natural Gas Futures Contracts	31	10/27/2017	1,061,700	966,580	(95,120)
NY Harbor ULSD Futures Contracts	6	10/31/2017	379,413	379,966	553
WTI Crude Oil Futures Contracts	17	10/20/2017	820,267	795,090	(25,177)
					(133,683)

Cash collateral in the amount of $441,926 was pledged to cover margin requirements for open futures contracts as of June 30, 2017.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	ETFS Bloomberg All Commodity Strategy K-1 Free ETF	ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
ASSETS:
Investments, at cost	$36,812,166	$2,894,030	$3,073,866
Investments, at value	36,826,359	2,898,500	3,077,807
Total Investments	36,826,359	2,898,500	3,077,807
Cash	2,984,274	343,338	624,765
Segregated cash balances with brokers for futures contracts	4,690,339	450,550	441,926
Receivable for variation margin on futures contracts	2,991,728	233,005	—
Total Assets	47,492,700	3,925,393	4,144,498
LIABILITIES:
Payable for investments purchased	2,893,160	299,292	598,585
Advisory fees payable	6,333	2,571	3,030
Trustee fees payable	250	250	250
Payable for variation margin on futures contracts	—	—	110,073
Total Liabilities	2,899,743	302,113	711,938
NET ASSETS	$44,592,957	$3,623,280	$3,432,560
NET ASSETS CONSIST OF:
Paid in Capital	$43,781,907	$3,766,461	$3,678,673
Accumulated undistributed net investment income (loss)	(10,205)	(6,236)	(6,857)
Accumulated net realized gains (losses) on investments	(129,234)	(120,703)	(109,514)
Net unrealized appreciation (depreciation) on:
Investments	14,193	4,470	3,941
Futures contracts	936,296	(20,712)	(133,683)
NET ASSETS	$44,592,957	$3,623,280	$3,432,560
Shares (unlimited number of shares authorized, no par value)	1,850,001	150,001	150,001
Net Asset Value	$24.10	$24.16	$22.88

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Operations

For the Periods Indicated (Unaudited)

	ETFS Bloomberg All Commodity Strategy K-1 Free ETF	ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
	March 30, 2017* through June 30, 2017	March 30, 2017* through June 30, 2017	March 30, 2017* through June 30, 2017
INVESTMENT INCOME:
Interest	$545	$752	$591
Total Investment Income	545	752	591

EXPENSES:
Advisory fees (Note 4)	7,170	3,028	3,492
Trustees fees (Note 7)	4,417	4,417	4,417
Total Gross Expenses before fees waived and/or reimbursed	11,587	7,445	7,909
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(837)	(457)	(461)
Total Net Expenses	10,750	6,988	7,448
Net Investment Income (Loss)	(10,205)	(6,236)	(6,857)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	539	782	541
Futures contracts	(129,773)	(121,485)	(110,055)
Net realized gain (loss)	(129,234)	(120,703)	(109,514)

Change in unrealized appreciation (depreciation) on:
Investments	14,193	4,470	3,941
Futures contracts	936,296	(20,712)	(133,683)
Change in net unrealized appreciation (depreciation)	950,489	(16,242)	(129,742)
Net realized and unrealized gain (loss)	821,255	(136,945)	(239,256)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$811,050	$(143,181)	$(246,113)

*	Commencement of investment operations.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

For the Periods Indicated (Unaudited)

	ETFS Bloomberg All Commodity Strategy K-1 Free ETF	ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
	March 30, 2017* through June 30, 2017	March 30, 2017* through June 30, 2017	March 30, 2017* through June 30, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(10,205)	$(6,236)	$(6,857)
Net realized gain (loss)	(129,234)	(120,703)	(109,514)
Change in net unrealized appreciation (depreciation)	950,489	(16,242)	(129,742)
Change in Net Assets Resulting from Operations	811,050	(143,181)	(246,113)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	43,781,907	4,978,976	3,678,673
Cost of shares redeemed	—	(1,212,515)	—
Change in net assets resulting from capital transactions	43,781,907	3,766,461	3,678,673
Change in net assets	44,592,957	3,623,280	3,432,560

NET ASSETS:
Beginning of period	$—	$—	$—
End of period	$44,592,957	$3,623,280	$3,432,560
Accumulated undistributed net investment income (loss)
included in end of period net assets	$(10,205)	$(6,236)	$(6,857)

SHARE TRANSACTIONS:
Issued	1,850,001	200,001	150,001
Redeemed	—	(50,000)	—
Shares outstanding, end of period	1,850,001	150,001	150,001

*	Commencement of investment operations.

(a)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

For the Periods Indicated

	Selected Data For A Share Outstanding
	Throughout The Periods Indicated
	Per Share Operating Performance
	Investment Operations
	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gains (losses) on investments		Total from investment operations
ETFS Bloomberg All Commodity Strategy K-1 Free ETF
March 30, 2017* through June 30, 2017 (Unaudited)	$25.00	$(0.03)	$(0.87	)(g)	$(0.90)
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
March 30, 2017* through June 30, 2017 (Unaudited)	25.00	(0.04)	(0.80)		(0.84)
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
March 30, 2017* through June 30, 2017 (Unaudited)	25.00	(0.05)	(2.07)		(2.12)

*	Commencement of investment operations.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating value of the investments in the Fund.

See accompanying notes to the consolidated financial statements.

Selected Data For A Share Outstanding
Throughout The Periods Indicated
Per Share Operating Performance						Ratios/Supplemental Data
Distributions			Total Return (a)			Ratios To Average Net Assets (b)				Supplemental Data
Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (a)(f)

$—	$—	$—	$24.10	(3.60)%	(3.56)%	0.53%	0.50%	(0.51)%	(0.47)%	$44,593	—%

—	—	—	24.16	(3.36)	(3.40)	0.84	0.79	(0.76)	(0.70)	3,623	—

—	—	—	22.88	(8.48)	(8.40)	1.02	0.96	(0.94)	(0.88)	3,433	—

See accompanying notes to the consolidated financial statements.

Notes to Consolidated Financial Statements
June 30, 2017 (Unaudited)

1. Organization

ETFS Trust (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of five series (collectively the “Funds” or individually a “Fund”): ETFS Bloomberg All Commodity Strategy K-1 Free ETF, ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF, ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF, ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF and ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Although the Trust launched in 2014, each of the ETFS Bloomberg All Commodity Strategy K-1 Free ETF, ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF commenced investment operations on March 30, 2017. The ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF and ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF have not commenced investment operations.

Each Fund is an actively managed exchange-traded fund that seeks to provide a total return designed to exceed the performance of its relevant index. Each Fund is not an index tracking exchange-traded fund and is not required to invest in all components of the index. However, the Fund will generally seek to hold similar interests to those included in the index and will seek exposure to many of the commodities included in the index under the same futures rolling schedule as the index.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments are effective for filings made with the SEC for the periods ended after August 1, 2017, while the effective date for the Form N-PORT and Form N-CEN is June 1, 2018 (based on financial reporting period-end). Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Basis of Consolidation:

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Funds include the accounts of ETFS All Commodity Fund Limited, a controlled foreign corporation of the ETFS Bloomberg All Commodity Strategy K-1 Free ETF, ETFS All Commodity Longer Dated Fund Limited, a controlled foreign corporation of the ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and ETFS Energy Longer Dated Fund Limited, a controlled foreign corporation of the ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”).

Under normal market conditions, each Fund intends to invest in exchange-traded commodity futures contracts through the Subsidiary. As a means to provide investment returns that are highly correlated to those of the index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange-traded funds and other investment companies), swaps and exchange-traded options on futures contracts, to the extent permitted under the 1940 Act and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”). Each Fund may invest up to 25% of its total assets in the Subsidiary.

Each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. Each Fund’s investment in the Subsidiary is intended to enable each Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as each Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. The Subsidiary and each Fund have the same investment objective. However, the Subsidiary may invest without limitation in the Commodities Instruments.

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

The remainder of each Fund’s assets that are not invested in its Subsidiary will principally invest in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodity Instruments.

The table below summarizes the financial information of the Subsidiaries recognized in the consolidated financial statements referred to above as of the period ended June 30, 2017.

		ETFS
	ETFS	All Commodity	ETFS Energy
	All Commodity	Longer Dated	Longer Dated
	Fund Limited	Fund Limited	Fund Limited
Fund Net Assets	$44,592,957	$3,623,280	$3,432,560
Subsidiary % of Fund net assets	17.23%	18.85%	9.65%

Subsidiary Financial Statement Information
Total assets	$7,682,067	$683,555	$331,853
Total liabilities	887	456	458
Net assets	7,681,180	683,099	331,395

Total investment income (loss)	545	752	591
Total expenses	(887)	(456)	(458)
Net investment income (loss)	(342)	296	133
Net realized gain (loss) on:
Investments	—	—	—
Futures contracts	(129,774)	(121,486)	(110,055)
Change in net unrealized appreciation (depreciation) on:
Investments	—	—	—
Futures contracts	936,296	(20,712)	(133,683)
Change in Net Assets Resulting from Operations	$806,180	$(141,902)	$(243,605)

 2. Summary of Significant Accounting Policies

The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Area (“NYSE Area” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non- U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

●	Level 1	—	Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

●	Level 2	—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3	—	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For each of the Funds, there were no transfers between levels during the period ended June 30, 2017 and there were no Level 3 investments held for the period ended June 30, 2017.

The following is a summary of the valuations as of June 30, 2017, for each Fund based upon the three levels defined above. Please refer to the Consolidated Schedules of Portfolio Investments for segregation by industry type.

	Level 1	Level 2	Total
				Other
				Financial
				Instruments
	Futures	U.S. Treasury	Investment	- Futures
	Contracts*	Obligations	Securities	Contracts*
ETFS Bloomberg All Commodity Strategy K-1 Free ETF	$936,296	$36,826,359	$36,826,359	$936,296
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	(20,712)	2,898,500	2,898,500	(20,712)
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF	(133,683)	3,077,807	3,077,807	(133,683)

*	These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

Money Market Instruments

Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivatives

Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Funds’ use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cashsettle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Commodity Futures

Each Fund may, through the Subsidiary, invest in exchange-traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity.

More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. For more information on “rolling” refer to the “Roll Yield” section in Note 12.

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts, their obligations will be to the clearing house and it will be the clearing house that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfils its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified by the terms of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, margin payments will continue to be required.

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract means that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any margin deposited by a Subsidiary should earn interest income.

SEC guidance sets out certain requirements with respect to coverage of futures positions by registered investment companies which each Fund and each Subsidiary will comply with. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records and to engage in other appropriate measures to ensure its obligations under particular futures or derivative contracts are covered. Cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract. Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while a Fund maintains the relevant position, unless they are replaced with other permissible assets. Each Fund may also purchase put options as a means of covering its investments if they are on the same futures contract and their strike price is as high, or higher, than the price of the relevant contracts. Each Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Swap Agreements

Each Fund may enter into swap agreements, including interest rate swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. Swap agreements may be used to hedge or achieve exposure to, for example, interest rates, and money market securities without actually purchasing such securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. As of June 30, 2017 none of the Funds held swap agreements.

For the period ended June 30, 2017, the quarterly average settlement value of the Futures Contracts held by the Funds was as follows:

		ETFS	ETFS
	ETFS	Bloomberg	Bloomberg
	Bloomberg	All Commodity	Energy Commodity
	All Commodity	Longer Dated	Longer Dated
	Strategy K-1	Strategy K-1	Strategy K-1
	Free ETF	Free ETF	Free ETF
Average Settlement Value Long	$23,701,443	$3,361,973	$2,989,422
Average Settlement Value Short	385,018	559,581	—

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

The following table indicates the location of derivative instruments on the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.

Value of Derivative Instruments as of June 30, 2017
	Derivatives Not
	Accounted for as
	Hedging Instruments		Assets	Liabilities
Fund	under ASC 815	Location	Value*	Value*
		Consolidated
		Statements of Assets
	Futures Contracts	and Liabilities
ETFS Bloomberg All Commodity Strategy K-1 Free ETF			$1,083,450	$147,154
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF			79,516	100,228
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF			5,343	139,026

*	Includes cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedules of Portfolio Investments. Variation margin is presented on the Consolidated Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Consolidated Statements of Operations as of June 30, 2017
			Change in
			Unrealized
	Derivatives not	Net Realized	Appreciation
	Accounted for as	Gain (Loss)	(Depreciation)
	Hedging Instruments	on Futures	on Futures
Fund	under ASC 815	Contracts	Contracts
	Futures Contracts
ETFS Bloomberg All Commodity Strategy K-1 Free ETF		$(129,773.00)	$936,296
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF		(121,485)	(20,712)
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF		(110,055)	(133,683)

Taxes and Distributions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.

The Board oversees management of the Funds. As of June 30, 2017, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds pay out dividends and distribute net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. These distributions may be taxed as ordinary income or capital gains.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Consolidated Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Consolidated Statements of Assets and Liabilities.

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

3. Investment Transactions and Related Income and Expenses

Throughout the reporting period, investment transactions are recorded on trade date.

Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

4. Transactions with Related Parties, Investment Advisory Fees

Under the terms of the Trust’s Investment Advisory Agreement (the “Advisory Agreement”), ETF Securities Advisors LLC (the “Advisor”) is subject to the supervision of the Board and will be responsible for the day-to-day business of the Trust, including the day-to-day management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.29% (ETFS Bloomberg All Commodity Strategy K-1 Free ETF), 0.29% (ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF), and 0.39% (ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF) of average daily net assets of each Fund, upon commencement of each Fund’s operations. Vident Investment Advisory, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds.

The Advisor pays most of the expenses of the Funds, including the cost of Sub-Advisor, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses and fees and expenses of the independent trustees.

The Advisor has contractually agreed to waive the management fees that it receives from the Funds in an amount equal to the management fees paid to the Advisor by the Subsidiaries. This undertaking will continue in effect for so long as the Funds invest in the Subsidiaries and may be terminated only with the approval of the Board.

5. Administration Fees

JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

Each of the two independent Trustees is paid quarterly an aggregate fee consisting of a $25,000 annual retainer plus expenses which is equally allocated among the Funds for his or her services as a Trustee of the Trust and as a member of any Board committees.

8. Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, the Board has determined that no such expense will be incurred through April 30, 2018.

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares. Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each Fund during the reporting period is presented on the Consolidated Statements of Changes in Net Assets. The Funds each offer one class of shares, which has no front end sales load, no deferred sales charge and no redemption fee.

A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

Fund	Transaction Fee	Maximum Transaction Fee
ETFS Bloomberg All Commodity Strategy K-1 Free ETF	$250	2%
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$250	2%
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF	$250	2%

10. Investment Transactions

For the period ended June 30, 2017, there were no cost of securities purchased or proceeds from sales of securities as all of the Funds were invested in short-term securities only.

11. In-Kind Transactions

Each Fund may deliver its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities can be transferred for redemptions at fair value. For financial reporting purposes, each Fund records net realized gains and losses in connection with each transaction. Each Fund may also receive securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended June 30, 2017 there were no in-kind transactions.

12. Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives.

An investment is subject to the following risks:

•	Authorized Participants

The Funds have entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or for any reason be unable to create or redeem shares of the Funds and new Authorized Participants not appointed in their place, shares of the Funds may trade at a discount to that Fund’s net asset value and possibly face delisting.

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

•	Cash Redemption Risk

Each Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Funds to recognize investment income and/or capital gains that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may be less tax efficient and may have to pay out higher annual distributions than if the in-kind redemption process was used. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of a Fund on an exchange.

•	Cayman Subsidiary

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where each Subsidiary is incorporated) could prevent a Fund and/or the relevant Subsidiary from operating as described in the Prospectus and the SAI and could negatively affect a Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on each Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require a Subsidiary to pay Cayman Islands taxes, this could lead to a decrease in the NAV of the Fund.

•	Commodity Pool Regulatory Risk

Each Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and each Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

•	Commodity Price Risk

The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts as explained in “Roll Yield” below.

Prices of commodity futures contracts fluctuate widely and have in the past experienced periods of extreme volatility and this may be affected by:

•	commodity prices generally;

•	trading activities on the exchanges upon which they trade, which might be impacted by the liquidity in the futures contracts; and

•	trading activity specific to particular futures contract(s) and maturities.

•	Energy Sector Risk

Through its exposure to energy commodities, the ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF is subject to the risks of the energy sector. The energy sector and energy futures contract prices may be adversely affected by changes to or trends that affect commodity prices, the imposition of import controls, and government regulations related to environmental protection, health and safety. Markets for various energy commodities may experience significant volatility, and are subject to control or manipulation by large producers or purchasers. In addition, companies in the energy sector and energy futures contract prices may be impacted by world events, economic conditions, energy supply and demand, commodity price volatility, labor relations, technological developments, competition from alternative energy sources, weather, natural disasters, and potential civil liabilities, such as environmental damage claims.

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

•	Futures, Options and Options on Futures Contracts

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not currently plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund, through its Subsidiary, involves the risk of loss by the Subsidiary of margin deposits in the event of bankruptcy of a broker with whom the Subsidiary has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Subsidiary as to anticipated trends, which predictions could prove to be incorrect.

There is also liquidity risk that a particular future cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. If the Subsidiary encounters problems and it is not possible to close out the relevant positions, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. This could prevent a Subsidiary from being able to sell a security or make an investment at the optimum time or require it to sell that investment at a disadvantageous time. Due to liquidity risk in the underlying instruments, there is no assurance that any futures position can be sold or closed out at a time and price that is favorable to the Subsidiary.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract. However, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options may be unlimited.

Although it is intended that the Subsidiaries will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

•	General Market Risk

An investment in the Funds should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions (see Commodity Price Risk). An investor in the Funds could lose money over short or long periods of time.

•	Leverage Risk

Certain of the Funds’ investments in derivatives (through the Subsidiaries) may give rise to a form of economic leverage as changes in the value or level of the assets underlying those derivatives can result in an increase in the gains or losses on the investment held by the Funds which could lead to losses to the Funds of greater than the investment in the derivative instrument. The Funds and Subsidiaries will comply with SEC guidance which requires them to maintain segregated assets equal to the value of all such derivative investments but the impact of this economic leverage may cause the Fund to realize it positions in these or other portfolio investments to meet the associated obligations at a time when it may not be advantageous for the Fund to do so.

•	Roll Yield

The Funds, through the Subsidiaries, expect to invest in futures contracts which, as they near expiry, need to be replaced with later dated contracts in a process known as “rolling”. As the exchange-traded futures contracts approach expiration, they will be sold prior to their expiry date and similar contracts that have a later expiry date are purchased. Thus, for example, a futures contract purchased and held in August may specify an October expiration. As time passes, the contract expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. If the market for these contracts is (putting aside other considerations) in “backwardation”, which means that the prices are lower in the distant delivery months than in the nearer delivery months, the sale of the October contract would take place at a price that is higher than the price of the November contract, thereby creating a “roll yield”. While some of the contracts a Fund may hold have historically exhibited consistent periods of backwardation, backwardation may not exist at all times. Moreover, certain commodities, such as gold, have historically traded in “contango” markets. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months. The absence of backwardation and presence of contango in a particular commodity market could result in negative “roll yields”, which could adversely affect the value of a Fund which holds the relevant futures contracts. However, the existence of contango (or backwardation) in a particular commodity market does not automatically result in negative (or positive) “roll yields”. The actual realization of a potential roll yield will be dependent upon the shape of the futures curve. The term ‘futures curve’ refers to the relationship between the price of futures contracts over different futures contract maturity dates when plotted in a graph. If the relevant part of the commodity futures curve is in backwardation — a downward sloping futures curve — then, all other factors being equal, the price of a product or index holding that future will tend to rise over time as lower futures prices converge to higher spot prices. The opposite effect would occur for contango.

Notes to Consolidated Financial Statements (continued)
June 30, 2017 (Unaudited)

•	U.S. Government Securities

U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed-income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

13. Indemnifications

Under the Trust’s organizational documents, the Trustees (and its directors, employees and agents) and the Advisor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Funds expect the risk of loss to be remote.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in these financial statements.

15. Change in Auditor

In March 2017, following a competitive review of independent registered accounting firms, KPMG LLP (“KPMG”) ceased to act as the independent registered public accounting firm to the Trust and the Board of Trustees approved the engagement of Cohen & Company, Ltd. as the new independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2017. The Audit Committee of the Trust had previously approved the change in auditors at a meeting held on March 23, 2017, subject to the vote of the Board of Trustees.

There were no disagreements between the Trust and KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the disagreements in its report on the financial statements, had one been prepared. In addition, there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During this period, neither the Trust nor anyone on its behalf consulted KPMG concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

ETFS Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the commencement of operations and held through the period ended June 30, 2017.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2017.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 06/30/17	Expenses Paid During the Period	Annualized Expense Ratio During Period
ETFS Bloomberg All Commodity Strategy K-1 Free ETF (a)
Actual	$1,000.00	$964.00	$1.24	0.50%
Hypothetical	$1,000.00	$1,022.32	$2.51	0.50%
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (a)
Actual	$1,000.00	$966.40	$1.96	0.79%
Hypothetical	$1,000.00	$1,020.88	$3.96	0.79%
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF (a)
Actual	$1,000.00	$915.20	$2.32	0.96%
Hypothetical	$1,000.00	$1,020.03	$4.81	0.96%

(a)	The Fund commenced operations on March 30, 2017. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 92 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

ETFS Trust
Board Approval of Investment Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of the 1940 Act, a fund’s investment advisory agreement must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees of ETFS Trust (the “Trust”), a majority of which consists of Independent Trustees, held an in-person meeting on December 1, 2016, to consider the proposed investment advisory agreement between ETF Securities Advisors LLC (“ETFS”) and the Trust, on behalf of the ETFS Bloomberg All Commodity Strategy K-1 Free ETF, ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF, and the ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF (each, a “Fund” and together, the “Funds”) (the “Advisory Agreement”). Pursuant to the Advisory Agreement and with respect to each Fund, ETFS would act as advisor. ETFS, subject to the supervision of the Board, would be responsible for providing a continuous investment program consistent with each Fund’s investment objective and policies, among other services.

In preparation for the meeting, the Trustees requested that ETFS furnish information necessary to evaluate the terms of the Advisory Agreement. The Trustees used this information, as well as other information that ETFS, Vident Investment Advisory, LLC (“Vident”), the Funds’ sub-advisor, and other service providers of the Funds presented or submitted to the Board at the meeting to help them decide whether to approve the Advisory Agreement. Before voting on the Advisory Agreement, the Board reviewed the Agreement with representatives of ETFS, as well as counsel to the Trust, and received a memorandum from counsel to the Trust discussing the legal standards for their consideration of the Advisory Agreement. The Independent Trustees also discussed the Agreement in an executive session with counsel to the Trust at which no representatives of ETFS were present.

In evaluating whether to approve the Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent and quality of the services to be provided to each Fund by ETFS under the Agreement; (ii) the advisory fees to be paid by each Fund pursuant to the Advisory Agreement; (iii) the costs of the services to be provided to each Fund and the anticipated profits to be realized by ETFS (and its affiliates) from its relationship with each Fund; (iv) the extent to which economies of scale would be realized by shareholders as each Fund’s assets increased; and (v) any additional benefits or other considerations deemed relevant. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors.

The Board reviewed materials prepared by ETFS and received an oral presentation from ETFS personnel regarding the nature, extent and quality of services to be provided, including, as applicable, information on each party’s reputation within the industry, business operations and financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. The Board considered and was satisfied with the qualifications and expertise of ETFS with respect to the management of each Fund, the scope of services to be provided by ETFS, and ETFS’s oversight of the services to be provided by other service providers, including Vident. Because the Funds were new, the Board did not consider the investment performance of ETFS with respect to the Funds as a factor in evaluating the Advisory Agreement. The Board noted, however, ETFS’s performance in managing commodity-related investment products both in and outside of the US and the percentage of assets it had under management in the commodity markets. The Board also considered and was satisfied with the qualifications and expertise of ETFS’s portfolio management team that would be responsible for the oversight of each Fund’s portfolio. Based on the totality of the information considered, the Board concluded that ETFS had sufficient resources and experience to provide advisory services to each Fund and that it was satisfied with the nature, extent and quality of the services to be provided by the ETFS.

The Board considered the costs and expenses expected to be incurred by ETFS and Vident in providing services to the Funds and evaluated the compensation and benefits expected to be received by ETFS from its relationship with each Fund. With respect to the costs of services to be provided and profits to be realized under the Advisory Agreement, the Board considered the resources involved in managing each Fund, as well as the fee structure and total expense ratio proposed for each Fund. The Board noted that each Fund’s proposed fee structure was a “unitary fee” structure under which each Fund would pay a single advisory fee out of which all of the Fund’s expenses, except for excluded expenses, would be paid. The Board reviewed each Fund’s proposed advisory fee, which would be paid to ETFS, and compared the proposed advisory fee to the unitary advisory fees paid by comparable funds. The Board noted that each Fund’s advisory fee was within the range of, and in certain instances lower than, advisory fees paid by other peer funds, as identified by ETFS, with a unitary fee structure. The Trustees also noted that because each Fund was not yet operational, no actual profitability information was available. The Board further noted that ETFS had borne all the organizational expenses of the Funds. The Board also considered the absence of breakpoints in the advisory fee schedule, the extent to which economies of scale would be realized as each Fund grows, and whether fee levels reflected a reasonable sharing of such economies with shareholders. However, because each Fund was newly organized, the Board determined to review economies of scale in the future after each Fund became operational. The Board concluded for each Fund that the advisory fee payable to ETFS appeared reasonable in light of the services proposed to be rendered. The Trustees also concluded that any benefits that were expected to accrue to ETFS by virtue of its relationships with the Trust were reasonable.

Given all the information available to it and considering all material factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement, concluding that the terms of and compensation under the Advisory Agreement were fair and reasonable and that the initial approval of the Advisory Agreement was in the best interests of each Fund and its potential shareholders.

ETFS Trust
Board Approval of Investment Sub-Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of the 1940 Act, a fund’s investment sub-advisory agreement must be approved both by a fund’s board of trustees and by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees of the Trust, a majority of which consists of Independent Trustees, held an in-person meeting on January 13, 2017, to consider the proposed investment sub-advisory agreement between Vident, the Funds’ sub-advisor, and ETFS, the Funds’ investment advisor, on behalf of the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement and with respect to each Fund, Vident would act as sub-advisor. Vident, subject to the supervision of the Board, would be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with each Fund’s investment objective and policies, among other services.

In preparation for the meeting, the Trustees requested that Vident furnish information necessary to evaluate the terms of the Sub-Advisory Agreement. The Trustees used this information, as well as other information that ETFS, Vident and other service providers of the Funds presented or submitted to the Board at the meeting to help them decide whether to approve the Sub-Advisory Agreement. Before voting on the Sub-Advisory Agreement, the Board reviewed the Agreement with a representative of Vident, as well as counsel to the Trust, and received a memorandum from counsel to the Trust discussing the legal standards for their consideration of the Sub-Advisory Agreement. The Independent Trustees also discussed the Agreement in an executive session with counsel to the Trust at which no representatives of Vident were present.

In evaluating whether to approve the Sub-Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent and quality of the services to be provided to each Fund by Vident under the Agreement; (ii) the sub-advisory fees to be paid by ETFS to Vident for each Fund pursuant to the Sub-Advisory Agreement; (iii) the costs of the services to be provided to each Fund and the anticipated profits to be realized by Vident (and its affiliates) from its relationship with each Fund; (iv) the extent to which economies of scale would be realized by shareholders as each Fund’s assets increased; and (v) any additional benefits or other considerations deemed relevant. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Sub-Advisory Agreement, and individual Trustees may have given different weight to various factors.

The Board reviewed materials prepared by Vident and received an oral presentation from Vident personnel regarding the nature, extent and quality of services to be provided, including, as applicable, information on each party’s reputation within the industry, business operations and financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. The Board considered and was satisfied with the qualifications and expertise of Vident with respect to the management of each Fund. Because the Funds were new, the Board did not consider the investment performance of Vident with respect to the Funds as a factor in evaluating the Sub-Advisory Agreement. The Board noted, however, Vident’s performance in managing commodity-related investment products. The Board also considered and was satisfied with the qualifications and expertise of Vident’s portfolio management team that would be responsible for the day-to-day management of each Fund’s portfolio. The Board noted Vident’s performance in trading securities for other actively managed exchange traded funds and the percentage of assets it had under management in the commodity markets. Based on the totality of the information considered, the Board concluded that Vident had sufficient resources and experience to provide sub-advisory services to each Fund and that it was satisfied with the nature, extent and quality of the services to be provided by the Vident.

The Board considered the costs and expenses expected to be incurred by Vident in providing sub-advisory services and evaluated the compensation and benefits expected to be received by Vident from its relationship with each Fund. With respect to the costs of services to be provided and profits to be realized under the Sub-Advisory Agreement, the Board considered the resources involved in managing each Fund, as well as the fee structure for each Fund. The Board noted that each Fund’s proposed fee structure was a “unitary fee” structure under which each Fund would pay a single advisory fee out of which all of each Fund’s expenses, except for excluded expenses, would be paid. Specifically, the Board noted that the fees proposed to be paid to Vident would be paid by ETFS, not by each Fund, and noted that the fee reflected an arms-length negotiation between ETFS and Vident. The Trustees also noted that because each Fund was not yet operational, no actual profitability information was available. The Board also considered the absence of breakpoints in the sub-advisory fee schedule, the extent to which economies of scale would be realized as each Fund grows, and whether fee levels reflected a reasonable sharing of such economies with Fund shareholders. However, because each Fund was newly organized, the Board determined to review economies of scale in the future after each Fund became operational. The Board concluded for each Fund that the sub-advisory fee payable by ETFS to Vident appeared reasonable in light of the services proposed to be rendered. The Trustees also concluded that any benefits that were expected to accrue to Vident by virtue of its relationships with the Trust were reasonable.

Given all the information available to it and considering all material factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement, concluding that the terms and compensation under the Sub-Advisory Agreement were fair and reasonable and that the initial approval of the Sub-Advisory Agreement was in the best interests of each Fund and its potential shareholders.

ETFS Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of ETFS Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.etfsecurities.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling 844-ETFS-BUY (844-383-7289).

When available, information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling 844-ETFS-BUY (844-383-7289) or visit www.etfsecurities.com or the SEC’s website at www.sec.gov.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.etfsecurities.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of the Funds traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year and most recent calendar quarter are available on the website at www.etfsecurities.com.

ETFS Trust

 c/o ALPS Distributors, Inc.

 1290 Broadway, Suite 1100

 Denver, Colorado 80203

Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc.

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:	/s/Graham Tuckwell
Graham Tuckwell
President
August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Graham Tuckwell
Graham Tuckwell
President
August 25, 2017

By:	/s/ Joe Roxburgh
Joe Roxburgh
Treasurer and Principal Financial Officer
August 25, 2017